Securities, at Fair Value - Impact of AFS Securities on AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI from AFS Securities:
Unrealized gain on AFS securities at beginning of period	$ 79,607	$ 392,722	$ 417,167
Unrealized (losses)/gains on securities available-for-sale	(32,774)	420,281	20,335
Reclassification adjustment for securities sales included in net income	0	(389,127)	(44,600)
Reclassification adjustment for impairments included in net income	0	(344,269)	(180)
Change in AOCI from AFS securities	(32,774)	(313,115)	(24,445)
Balance at end of period	46,833	79,607	392,722
Agency MBS
AOCI from AFS Securities:
Unrealized (losses)/gains on securities available-for-sale	$ (32,774)	$ 420,281	$ 20,335